Income Taxes (Details Narrative) - USD ($)	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Pretax losses arising from domestic operations	$ 1,274,619	$ (8,025,582)	$ (8,040,033)
Pretax losses arising from foreign operations	1,276,036	$ 528,741	$ 1,450,244
Generex Biotechnology Corporation
NOL carryforwards, expiring through 2033	202,000,000
Generex Pharmaceuticals, Inc
NOL carryforwards, expiring through 2033	44,000,000
Antigen Express, Inc
NOL carryforwards, expiring through 2033	$ 25,000,000